Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Net
10.
PROPERTY, PLANT AND EQUIPMENT, NET

Reconciliation of carrying amount

	Land and Buildings	Computer and Office Equipment	Motor Vehicles	Plant and Machinery	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Successor
Cost:
As at March 31, 2024	20,002	420	315	13,586	34,323
Additions	276	123	26	2,438	2,863
Disposals	(94)	(10)	—	(46)	(150)
Effect of movements in exchange rates	(4)	(2)	—	(13)	(19)
As at March 31, 2025	20,180	531	341	15,965	37,017
Additions	228	25	—	861	1,114
Disposals	—	(11)	(13)	(154)	(178)
Effect of movements in exchange rates	469	(7)	3	382	847
As at March 31, 2026	20,877	538	331	17,054	38,800

	Land and Buildings	Computer and Office Equipment	Motor Vehicles	Plant and Machinery	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Successor
Accumulated depreciation and impairment losses:
As at March 31, 2024	(106)	(147)	(109)	(1,921)	(2,283)
Additions	(1,202)	(79)	(41)	(1,389)	(2,711)
Disposals	4	10	—	25	39
Effect of movements in exchange rates	(2)	—	—	(5)	(7)
As at March 31, 2025	(1,306)	(216)	(150)	(3,290)	(4,962)
Additions	(1,478)	(147)	(50)	(3,004)	(4,679)
Disposals	—	11	14	91	116
Effect of movements in exchange rates	(150)	1	—	(591)	(740)
As at March 31, 2026	(2,934)	(351)	(186)	(6,794)	(10,265)

Carrying amounts:
As at March 31, 2025 (Successor)	18,874	315	191	12,675	32,055
As at March 31, 2026 (Successor)	17,943	187	145	10,260	28,535

Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year. The depreciation expense recorded for the Successor for the years ended March 31, 2026 and 2025, period from June 16, 2023 to March 31, 2024 and the Predecessor period from April 1, 2023 to June 15, 2023 are $4.7 million, $2.7 million, $3.8 million and $0.3 million, respectively.